Consolidated Statements of Profit or Loss and Other Comprehensive Income/(Loss)	12 Months Ended
	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 MYR (RM) RM / shares shares	Dec. 31, 2021 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue	RM 89,581,700	$ 19,519,687	RM 34,265,404	RM 37,871,829
Revenue - related party	1,216,444	265,061	1,304,478	9,603,213
Total revenue	90,798,144	19,784,748	35,569,882	47,475,042
Other income	752,251	163,914	1,732,343	278,855
Cost of services	(15,384,017)	(3,352,149)	(7,655,889)	(10,300,051)
Depreciation	(742,946)	(161,887)	(467,616)	(55,232)
Directors’ fees	(5,919,444)	(1,289,836)	(193,000)	(656,000)
Employee benefit expense	(18,851,224)	(4,107,647)	(10,395,252)	(4,198,908)
Impairment allowance on trade and loan receivables	(1,029,198)	(224,260)	(342,427)	(1,415,211)
Rental expenses	(232,081)	(50,570)	(257,243)	(237,205)
Legal and professional fees	(6,364,322)	(1,386,774)	(181,228)	(728,716)
Finance cost	(92,587)	(20,175)	(51,104)	(106,473)
Other operating expenses	(10,339,134)	(2,252,878)	(4,034,471)	(2,997,803)
Profit before income tax	32,595,442	7,102,486	13,723,995	27,058,298
Income tax expense	619,698	135,031	6,590,981	(7,120,480)
Profit for the year	33,215,140	7,237,517	20,314,976	19,937,818
Other comprehensive income/(loss):
Fair value adjustment on financial assets, at fair value through other comprehensive income	2,378,581	518,288	(21,402,132)	27,822,892
Exchange differences on translating foreign operations	2,696,335	587,526
Other comprehensive income/(loss)	5,074,916	1,105,814	(21,402,132)	27,822,892
Total comprehensive income/(loss) for the year	38,290,056	8,343,331	(1,087,156)	47,760,710
Profit attributable to:
Equity owners of the Company	35,666,176	7,771,593	21,585,041	20,339,137
Non-controlling interests	(2,451,036)	(534,076)	(1,270,065)	(401,319)
Total	33,215,140	7,237,517	20,314,976	19,937,818
Total comprehensive income/(loss) attributable to:
Equity owners of the Company	40,741,092	8,877,407	182,909	48,162,029
Non-controlling interests	(2,451,036)	(534,076)	(1,270,065)	(401,319)
Total	RM 38,290,056	$ 8,343,331	RM (1,087,156)	RM 47,760,710
EARNINGS PER SHARE – BASIC (in Ringgits per share and Dollars per share) | (per share)	RM 0.97	$ 0.21	RM 0.59	RM 0.6
EARNINGS PER SHARE – DILUTED (in Ringgits per share and Dollars per share) | (per share)	RM 0.97	$ 0.21	RM 0.59	RM 0.6
Weighted average number of ordinary shares used in computing earnings – basic (in Shares)	36,802,804	36,802,804	34,412,259	33,400,100
Weighted average number of ordinary shares used in computing earnings – diluted (in Shares)	36,802,804	36,802,804	34,412,259	33,400,100